CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Public Shares [Member]
Units issued fair value (in shares)	23,000,000
Class B Non-redeemable Common Stock [Member]
Common Stock, Shares, Subject to Forfeiture		750,000